Share-based Payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Annual vesting percentage	25.00%
Granting options to holders (in percentage)	89.00%
Cash-settled options liability	€ 6,948	€ 21,083	€ 13,203
Intrinsic value of liability for options vested	0	12,890	6,554
Capital reserves	174,998	66,479	66,479
2017 ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled options liability	€ 0	€ 21,083	€ 13,203